OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES Reconciliation of Bonds Payable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	$ 712,414,012
Cash Flows, Interest Payment	(32,459,909)
Cash Flows, Capital Payment	(18,286,457)
Accrued interest	42,178,816
Foreign exchange movement	(35,461,613)
Total liabilities from financing activities	668,384,849
Bonds payable
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	712,414,012
Cash Flows, Interest Payment	(32,459,909)
Cash Flows, Capital Payment	(18,286,457)
Accrued interest	42,178,816
Foreign exchange movement	(35,461,613)
Total liabilities from financing activities	$ 668,384,849